SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Feb. 15, 2024	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercised		62,829
Share-based compensation		$ 286	$ 144
Unrecognized compensation costs		$ 1,413
Unrecognized compensation costs, period		4 years
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 16.02
Number of ordinary shares issued	625,000
Ordinary shares price per share	$ 16
Total consideration from ordinary shares	$ 10,000
Share Incentive Plan 2018 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercisable period		10 years
Share Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercised		360,327
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 8.17